Note 9 - Income Taxes (Details) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 9 - Income Taxes (Details) - Income Tax Reconciliation [Line Items]
Statutory tax	$ 3,806	$ 3,757	$ 3,337
Effect of postretirement benefits	238
Effect of nontaxable life insurance death proceeds		(154)
Effect of state income tax	73	76	53
Tax credits	(231)	(230)	(250)
Other items	11	7	24
Total income taxes	3,120	2,939	2,762
Effect of nontaxable insurance premiums	(142)
Nontaxable Interest Income [Member]
Note 9 - Income Taxes (Details) - Income Tax Reconciliation [Line Items]
Tax exempt income	(418)	(322)	(302)
Bank Owned Insurance Income [Member]
Note 9 - Income Taxes (Details) - Income Tax Reconciliation [Line Items]
Tax exempt income	$ (217)	$ (195)	$ (100)